Debt - Schedule of Maturities of Long-Term Debt (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Debt Disclosure [Abstract]
2019	$ 7,058
2020	7,380
2021	6,999
2022	7,674
2023	5,903
Thereafter	$ 78,439